Fair value of financial assets and liabilities - Financial liabilities by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	₩ 6,138,313			₩ 8,952,399
Financial liabilities at amortised cost	455,790,838			437,226,005
Derivative liabilities (designated for hedging)	153,007		$ 118,518	202,911
Total	462,082,158			446,381,315
Deposits due to customers
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	39,524			35,161
Financial liabilities at amortised cost	357,784,297			342,105,209
Derivative liabilities (designated for hedging)	0			0
Total	357,823,821			342,140,370
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	155,765			12,113
Financial liabilities at amortised cost	30,986,746			28,429,603
Derivative liabilities (designated for hedging)	0			0
Total	31,142,511			28,441,716
Debentures
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0			0
Financial liabilities at amortised cost	41,239,245			44,198,486
Derivative liabilities (designated for hedging)	0			0
Total	41,239,245			44,198,486
Derivative Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	5,943,024			8,905,125
Financial liabilities at amortised cost	0			0
Derivative liabilities (designated for hedging)	153,007			202,911
Total	6,096,031			9,108,036
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0	[1]		0	[2]
Financial liabilities at amortised cost	25,780,550	[1]		22,492,707	[2]
Derivative liabilities (designated for hedging)	0	[1]		0	[2]
Total	₩ 25,780,550	[1]		₩ 22,492,707	[2]

[1]	Lease liabilities are excluded as of December 31, 2023.
[2]	Lease liabilities are excluded as of December 31, 2022.